Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,351,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,981.87
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 1,981.87
Narrative - Max Aggregate Offering Price	$ 14,351,000.00
Final Prospectus	true